Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,347	$ 3,264
Deposits	3,079	1,389
POS hardware	522	1,550
Other	41	0
Other current assets	$ 8,989	$ 6,203